JPMorgan Mid Cap Value Fund Class L N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JP Morgan Fleming Mutual Fund Group Inc
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025